Average Annual Total Returns{- Fidelity® Value Fund} - 10.31 Fidelity Value Fund K PRO-10 - Fidelity® Value Fund	Fidelity Value Fund-Class K Return Before Taxes Past 1 year	Fidelity Value Fund-Class K Return Before Taxes Past 5 years	Fidelity Value Fund-Class K Return Before Taxes Past 10 years	RS013 Past 1 year	RS013 Past 5 years	RS013 Past 10 years
Total	35.47%	13.34%	14.32%	28.34%	11.22%	13.44%